Schedule of Purchase Price Allocation Related to Acquisition (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 29, 2012
Business Acquisition [Line Items]
Accounts receivable	$ 25,083
Inventories	26,076
Property and equipment	21,107
Goodwill	15,213
Other intangible assets	44,126
Accounts payable	(16,634)
Accrued expenses and other current liabilities	(8,930)
Cash used in acquisitions	$ 106,041